Description of the Plan (Details) - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN	12 Months Ended
	Dec. 31, 2025 USD ($) age item	Dec. 31, 2024 USD ($)
Description of the Plan
Percentage of ownership in entity	85.40%	86.50%
Minimum service period for Plan eligibility	60 days
Minimum age for Plan eligibility | age	21
Minimum amount of compensation eligible for participant contribution (as a percent)	1.00%
Maximum amount of compensation eligible for participant contribution (as a percent)	50.00%
Participant's deferral rate (as a percent)	3.00%
Employee contribution automatic increase per year (as a percent)	1.00%
Employee contribution automatic increase, threshold (as a percent)	10.00%
Minimum service period for receiving employer contribution	1 year
Service period for profit sharing eligibility (in hours) | item	1,000
Discretionary profit-sharing contributions, net of forfeitures	$ 2,874,044	$ 2,736,661
Unallocated participant forfeitures	161,849	$ 116,982
Forfeitures used to reduce employer contributions	$ 170,222
First portion of salary deductions
Description of the Plan
Employer matching contribution (as a percent)	100.00%
Participant compensation matched (as a percent)	3.00%
Second portion of salary deductions
Description of the Plan
Employer matching contribution (as a percent)	50.00%
Participant compensation matched (as a percent)	2.00%